Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Schedule of Related Amortization Expense of Mortgage Servicing Assets (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Aggregate amortization expense	$ 4,720	$ 5,150	$ 5,121
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018	1,156
2019 and thereafter	1,420
Mortgage Servicing Rights [Member]
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Aggregate amortization expense	480	225	115
2014	473
2015	382
2016	291
2017	202
2018	123
2019 and thereafter	$ 37